CONDENSED CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME (UNAUDITED) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017
Comprehensive income
Profit/(loss) for the period	$ (21,475)	$ (5,067)	$ (58,910)	$ 14,115
Items that will not be reclassified to income statement:
Remeasurement of defined benefit obligation/(loss)	0	0	0	0
Items that may be reclassified to income statement:
Exchange gain(loss) on translation of foreign currency denominated associate and subsidiary	9	38	63	141
Other comprehensive income	9	38	63	141
Total comprehensive income for the period	(21,467)	(5,028)	(58,847)	14,256
Attributable to the owners of parent	$ (21,467)	$ (5,028)	$ (58,847)	$ 14,256